UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-7739
Harding, Loevner Funds, Inc.
(Exact name of registrant as specified in charter)
50 Division Street, Somerville, NJ		08876
(Address of principal executive offices)		(Zip code)

David R. Loevner, President 50 Division Street, Somerville, NJ 08876
(Name and address of agent for service)

Registrant's telephone number, including area code:		(877) 435-8105

Date of fiscal year end:	10/31/2005

Date of reporting period:	1/31/05

Item 1. Schedule of Investments. –  The schedule of investments for the period ending January 31, 2005 is filed herewith.

Harding, Loevner Funds, Inc.

International Equity Portfolio

Statement of Net Assets

January 31, 2005 (unaudited)

Industry	Percentage of Net Assets
Advertising Agencies	3.3%
Automobiles	3.4
Banks	11.8
Beverages, Food & Tobacco	3.3
Business Machines & Office Equipment	2.4
Commercial Banks	2.6
Construction Materials	1.9
Cosmetics & Personal Care	1.7
Discount Stores	1.4
Diversified Electronics	2.1
Diversified Food	4.0
Electronic Equipment & Instruments	3.0
Financial Services	7.2
Food & Drug Retailing	2.9
General Diversified	4.8
Health Care Equipment & Supplies	1.3
Heavy Machinery	6.0
Home Construction, Furnishings & Appliances	1.6
Industrial Chemicals & Gases Manufacturers	3.0
Insurance	2.0
Integrated International Oil Producers	1.8
Media	1.9
Medical Supplies	2.5
Miscellaneous Retailers	1.3
Oil & Gas	9.8
Other Financial Services	1.7
Parts & Components	2.0
Pharmaceuticals	6.2
Retailers	1.0
Service Organizations	1.4
Software	1.1
Telecommunications	1.5
Textiles & Apparel	1.2
Transportation	1.2
Wholesalers	1.1
Total Investments	105.4
Other assets less liabilities	(5.4)
Net Assets	100.0%

1

	Shares	Value (1)

Long Term Investments - 98.2%

Common Stocks - 98.2%

Canada - 5.3%
EnCana Corp. (Oil & Gas)	184,566	$10,906,005
Imperial Oil Ltd. (Integrated International Oil Producers)	92,880	5,734,411
		16,640,416
Denmark - 1.4%
ISS A/S (Service Organizations)	77,793	4,441,805

France - 9.5%
Air Liquide (Industrial Chemicals & Gases Manufacturers)	54,675	9,408,169
Carrefour SA (Miscellaneous Retailers)	78,360	4,035,813
Dassault Systemes SA (Software)	72,300	3,361,504
LVMH Moet Hennessy Louis Vuitton SA (Beverages, Food & Tobacco)	87,500	6,066,853
Schneider Electric SA (Heavy Machinery)	89,210	6,818,801
		29,691,140
Germany - 2.9%
Metro AG (Food & Drug Retailing)	175,770	9,189,446

Hong Kong - 7.3%
China Merchants Holdings International Co., Ltd. (Transportation)	1,886,000	3,711,647
Denway Motors Ltd. (Automobiles)	14,694,000	5,425,431
Hutchison Whampoa Ltd. (General Diversified)	721,000	6,571,590
Li & Fung Ltd. (Wholesalers)	2,012,000	3,319,585
Yue Yuen Industrial Holdings Ltd. (Textiles & Apparel)	1,425,500	3,720,200
		22,748,453
India - 5.1%
HDFC Bank Ltd. (Banks)	613,200	7,932,469
Reliance Industries Ltd. (Oil & Gas)	642,200	7,839,721
		15,772,190
Ireland - 1.9%
CRH plc (Construction Materials)	218,652	5,776,488

Japan - 16.1%
Canon Inc. (Business Machines & Office Equipment)	143,500	7,458,506
Daikin Industries Ltd. (Heavy Machinery)	239,300	6,427,085
Kao Corp. (Cosmetics & Personal Care)	231,900	5,398,349
Keyence Corp. (Electronic Equipment & Instruments)	41,050	9,399,948
Matsushita Electric Industrial Co., Ltd. (Home Construction, Furnishings & Appliances)	327,000	4,871,912
Mitsubishi Corp. (General Diversified)	710,900	8,352,371
Nissan Motor Co., Ltd. (Automobiles)	488,500	5,189,651
Sumitomo Mitsui Financial Group Inc. (Banks) +	430	3,017,912
		50,115,734
Mexico - 1.4%
Wal-Mart de Mexico SA de CV - ADR (Discount Stores) +	124,690	4,296,394

Netherlands - 4.5%
Heineken NV (Beverages, Food & Tobacco)	122,237	4,186,079
Qiagen NV (Health Care Equipment & Supplies) * +	372,100	3,978,187

1

VNU NV (Media)	198,700	$5,807,356
		13,971,622
Singapore - 1.3%
DBS Group Holdings Ltd. (Commercial Banks)	418,083	4,036,898

South Africa - 1.8%
Sasol Ltd. (Oil & Gas)	276,900	5,586,471

South Korea - 2.1%
Samsung Electronics Co., Ltd. - GDR (Diversified Electronics)	27,600	6,624,000

Spain - 4.0%
Banco Santander Central Hispano SA (Banks) +	705,900	8,372,500
Bankinter SA (Commercial Banks)	81,200	4,182,027
		12,554,527
Sweden - 3.6%
Atlas Copco AB, Class A (Heavy Machinery)	119,100	5,550,713
Skandinaviska Enskilda Banken AB, Class A (Banks)	322,000	5,729,347
		11,280,060
Switzerland - 13.0%
Actelion Ltd. (Pharmaceuticals) *	47,600	4,518,798
Nestle SA - ADR (Diversified Food)	115,420	7,574,888
Novartis AG - Registered (Pharmaceuticals)	139,200	6,664,909
Roche Holding AG - Genusschein (Pharmaceuticals)	77,030	8,208,099
Swiss Re - Registered (Insurance)	90,300	6,163,600
UBS AG - Registered (Banks)	93,010	7,535,371
		40,665,665
Taiwan - 2.0%
Taiwan Semiconductor Manufacturing Co. (Parts & Components)	3,888,576	6,343,716

Thailand - 3.0%
Advanced Information Service plc (Telecommunications)	1,747,700	4,805,608
Bangkok Bank Pub Co., Ltd. (Banks)	1,461,700	4,398,371
		9,203,979
United Kingdom - 12.0%
BG Group plc (Oil & Gas)	918,400	6,249,636
Signet Group plc (Retailers)	1,422,900	2,976,648
Smith & Nephew plc (Medical Supplies)	803,200	7,857,722
Standard Chartered plc (Other Financial Services)	293,040	5,384,497
Unilever plc (Diversified Food)	521,400	4,948,949
WPP Group plc (Advertising Agencies)	933,730	10,165,623
		37,583,075

Total Common Stocks (Cost $228,488,047)		306,522,079

Total Long Term Investments (Cost $228,488,047)		306,522,079

	Face Amount
Short Term Investments - 5.9%
Federal Home Loan Bank, 2.174%, due 02/01/05 ++	$6,995,306	$6,995,306
Federal Home Loan Mortgage Corporation, 2.228%, due 02/01/05 ++	11,378,265	11,378,265

Total Short Term Investments (Cost $18,373,571)		18,373,571

2

Repurchase Agreement - 1.3%
Investors Bank & Trust Repurchase Agreement, 2% due 02/01/05 in the amount of $4,044,445; issued 01/31/05 (collateralized by $24,210,000 par of FNMA Series 2001-34 FR, 2.88%, due 08/18/31 with a market value of $4,247,283) (Cost $4,044,220)	4,044,220	$4,044,220

Total Investments - 105.4% (Cost $250,905,838)		$328,939,870

Other assets less liabilities - (5.4)%		(16,837,465)

Net Assets - 100.0%		$312,102,405

Summary of Abbreviations

ADR -	American Depository Receipt
FNMA	Federal National Mortgage Association
GDR -	Global Depositary Receipt

(1)	See Note 2 to Notes to Schedules of Investments
*	Non-income producing security
+

All or a portion of this security is out on loan at January 31, 2005; the value of the securities loaned amounted to $17,509,759. The value of collateral amounted to $18,373,571 which consisted of cash equivalents.

++	Represents investments of security lending collateral.

3

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Statement of Net Assets

January 31, 2005 (unaudited)

Industry	Percentage of Net Assets
Automotive	5.3%
Banks	12.4
Beverages, Food & Tobacco	3.0
Brewers	1.4
Building Materials	2.4
Cement Producers	1.3
Chemicals	0.8
Commercial Banks	1.2
Commercial Services & Supplies	1.0
Computer Software & Processing	1.1
Computers & Information	0.6
Computers & Peripherals	1.3
Discount Stores	1.5
Diversified Electronics	5.1
Diversified Paper	0.9
Electrical Equipment	2.1
Electronics	1.7
Entertainment & Leisure	1.1
Financial Services	8.3
Home Construction, Furnishings & Appliances	3.4
Industrial Conglomerates	1.2
Insurance	1.0
Metals & Mining	4.0
National & Regional Food Chains	0.9
Oil & Gas	8.1
Other Financial Services	0.9
Parts & Components	1.3
Pharmaceuticals	1.4
Radio & TV Broadcasters	1.4
Real Estate	1.4
Retailers	1.2
Securities Brokerage	1.4
Systems & Subsystems	0.9
Telecommunications	2.0
Telephone Systems	12.8
Textiles & Apparel	1.8
Transportation	4.9
Total Investments	102.5
Other assets less liabilities	(2.5)
Net Assets	100.0%

1

	Shares	Value (1)

Long Term Investments - 95.4%

Common Stocks - 89.5%

Austria - 0.9%
Erste Bank der Oesterreichischen Sparkassen AG (Banks)	33,000	$1,631,278

Brazil - 4.6%
Braskem SA - Sponsored ADR (Chemicals)	30,000	1,344,000
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (National & Regional Food Chains)	69,400	1,531,658
Companhia Vale Do Rio Doce - ADR (Metals & Mining)	55,000	1,663,750
Petroleo Brasileiro SA - ADR (Oil & Gas)	46,000	1,869,900
Votorantim Celulose - Sponsored ADR (Diversified Paper)	109,250	1,598,328
		8,007,636
Chile - 1.1%
Banco Santander - ADR (Banks)	58,600	1,895,710

China - 1.5%
Anhui Conch Cement Co., Ltd., Class H (Building Materials)	1,002,000	1,029,318
People’s Food Holding Ltd. (Beverages, Food & Tobacco)	1,830,000	1,620,983
		2,650,301
Egypt - 3.4%
Egyptian Mobile Phone Network (Telephone Systems)	91,000	2,622,140
Orascom Telecom Holding SAE - GDR (Telephone Systems) *	102,000	3,193,143
		5,815,283
Estonia - 1.0%
Hansabank Ltd. (Banks)	137,400	1,792,869

Hong Kong - 6.1%
China Merchants Holdings International Co., Ltd. (Transportation)	1,334,000	2,625,311
China Mobile HK Ltd. - ADR (Telephone Systems)	138,700	2,183,138
CNOOC Ltd. (Oil & Gas)	3,280,000	1,750,575
Techtronic Industries Co. (Electrical Equipment)	1,007,000	2,254,443
Yue Yuen Industrial Holdings Ltd. (Textiles & Apparel)	654,000	1,706,777
		10,520,244
Hungary - 1.4%
Gedeon Richter Rt. (Pharmaceuticals)	18,900	2,478,589

India - 7.6%
Bajaj Auto Ltd. (Automotive)	60,000	1,428,958
Bharti Tele-Ventures Ltd. (Telephone Systems) *	548,000	2,894,802
Gujarat Ambuja Cements Ltd. (Building Materials)	160,000	1,649,977
Housing Development Finance Corp., Ltd. (Other Financial Services)	86,000	1,532,611
ICICI Bank Ltd. (Banks)	221,000	1,835,468
Reliance Industries Ltd. - Sponsored GDR (Oil & Gas)	81,500	2,013,050
Satyam Computer Services Ltd. (Computer Software & Processing)	200,000	1,898,499
		13,253,365

Indonesia - 2.8%
PT Bank Danamon Indonesia Tbk (Banks)	3,116,000	$1,420,073
PT International Nickel Indonesia Tbk (Metals & Mining)	1,200,000	1,527,229
PT Telekomunikasi Indonesia - ADR (Telecommunications) +	89,900	1,865,425
		4,812,727
Luxembourg - 1.2%
Tenaris SA - ADR (Metals & Mining)	40,800	2,011,440

Malaysia - 4.6%
Malaysia International Shipping Corp. Berhad (Transportation)	578,000	2,373,331
Maxis Communications Berhad (Telephone Systems)	858,000	2,145,614
Public Bank Berhad (Banks)	866,200	1,732,710
Resorts World Berhad (Entertainment & Leisure)	680,000	1,808,203
		8,059,858
Mexico - 8.3%
America Movil SA de CV Series L - ADR (Telephone Systems)	55,700	2,955,442
Consorcio ARA SA de CV Series (Real Estate) *	668,300	2,436,262
Grupo Aeroportuario del Sureste SA de CV - ADR (Commercial Services & Supplies)	64,000	1,703,040
Grupo Financiero Banorte SA de CV, Class O (Financial Services)	345,000	2,219,442
Grupo Televisa SA (Radio & TV Broadcasters)	42,000	2,470,860
Wal-Mart de Mexico SA de CV - ADR (Discount Stores) +	73,900	2,546,343
		14,331,389
Philippines - 1.1%
Philippine Long Distance Telephone Co. - Sponsored ADR (Telephone Systems) * +	76,400	1,986,400

Poland - 2.1%
Bank Pekao SA (Banks) *	42,800	1,833,333
Polski Koncern Naftowy Orlen SA (Oil & Gas)	141,700	1,725,752
		3,559,085
Russia - 4.2%
Oao Gazprom - Sponsored ADR Reg S (Oil & Gas)	73,900	2,586,500
Sberbank of Russia (Banks)	4,300	2,210,200
VimpelCommunications - Sponsored ADR (Telephone Systems) *	68,100	2,465,220
		7,261,920
South Africa - 8.9%
Bidvest Group Ltd. (Industrial Conglomerates)	150,589	2,011,711
Impala Platinum Holdings Ltd. (Metals & Mining)	21,000	1,750,333
JD Group Ltd. (Home Construction, Furnishings & Appliances)	150,000	1,621,614
MTN Group Ltd. (Telephone Systems)	240,000	1,801,164
Pretoria Portland Cement Co., Ltd. (Building Materials)	38,200	1,511,298
Sasol Ltd. (Oil & Gas)	110,800	2,235,395
Standard Bank Group Ltd. (Banks)	219,769	2,377,865
Steinhoff International Holdings Ltd. (Home Construction, Furnishings & Appliances)	985,000	2,178,937
		15,488,317

South Korea - 15.0%
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (Transportation)	100,000	$1,801,615
Hankook Tire Co., Ltd. (Automotive)	140,000	1,614,995
Hyundai Mobis (Automotive) *	32,000	2,188,973
Hyundai Motor Co., Ltd. (Automotive)	44,000	2,499,604
Kookmin Bank - ADR (Banks) *	58,700	2,547,580
LG Electronics Inc. (Electronics)	43,300	2,987,524
S1 Corp. (Securities Brokerage)	65,100	2,477,618
Samsung Electronics Co., Ltd. (Diversified Electronics)	1,800	279,900
Samsung Electronics Co., Ltd. - GDR (Diversified Electronics) +	14,250	3,420,000
Samsung Fire & Marine Insurance Co., Ltd. (Insurance)	23,000	1,795,164
Samsung SDI Co., Ltd. (Diversified Electronics)	20,800	2,266,367
Shinsegae Co., Ltd. (Retailers)	7,300	2,052,310
		25,931,650
Taiwan - 6.6%
Advantech Co., Ltd. (Computers & Information)	440,866	1,016,839
Delta Electronics (Electrical Equipment)	832,625	1,361,068
Formosa Chemicals & Fibre Corp. (Textiles & Apparel)	781,000	1,434,930
Quanta Computer Inc. (Computers & Peripherals)	1,378,146	2,292,541
Synnex Technology International Corp. (Systems & Subsystems)	1,101,900	1,556,198
Taiwan Semiconductor Manufacturing Co. (Parts & Components)	1,417,672	2,312,751
Tong Yang Industry Co., Ltd. (Automotive)	983,943	1,421,013
		11,395,340
Thailand - 2.2%
Advanced Information Service plc (Telecommunications)	609,000	1,674,553
Siam Cement Public Co., Ltd. (Cement Producers)	318,000	2,211,168
		3,885,721
Turkey - 3.5%
Akbank TAS (Banks)	362,300	2,267,397
Anadolu Efes Biracilik Ve Malt Sanayii AS (Beverages, Food & Tobacco)	78,722	1,592,741
Arcelik AS (Home Construction, Furnishings & Appliances) *	333,000	2,157,419
		6,017,557
United Kingdom - 1.4%
SABMiller plc (Brewers)	158,350	2,422,456

Total Common Stocks (Cost $130,334,789)		155,209,135

Preferred Stock - 5.9%
Brazil - 3.3%
All America Latina Logistica SA (Transportation)	63,800	1,692,334
Banco Itau Holding Financeria SA - ADR (Commercial Banks)	26,796	2,005,413
Sadia SA (Beverages, Food & Tobacco)	1,020,000	1,966,651
		5,664,398
Russia - 1.0%
Transneft (Oil & Gas)	1,900	1,786,000

South Korea - 1.6%
Samsung Electronics Co., Ltd. - GDR (Diversified Electronics) +	18,000	$2,808,387

Total Preferred Stock (Cost $8,575,298)		10,258,785

Total Long Term Investments (Cost $138,910,087)		165,467,920

	Face Amount
Short Term Investments - 2.5%
Federal Home Loan Bank, 2.174%, due 02/01/05 ++	$1,597,470	$1,597,470
Federal Home Loan Mortgage Corporation, 2.228%, due 02/01/05 ++	2,598,376	2,598,376

Total Short Term Investments (Cost $4,195,846)		4,195,846

Repurchase Agreement - 4.6%
Investors Bank & Trust Repurchase Agreement, 2% due 02/01/05 in the amount of $7,995,845; issued 01/31/05 (collateralized by $8,823,767 par of SBA #506223, 5.375%, due 01/25/28 with a market value of $8,395,171) (Cost $7,995,401)	7,995,401	7,995,401

Total Investments - 102.5% (Cost $151,101,334)		$177,659,167

Other assets less liabilities - (2.5)%		(4,272,930)

Net Assets - 100.0%		$173,386,237

Summary of Abbreviations

ADR -	American Depository Receipt
GDR -	Global Depositary Receipt
SBA -	Small Business Administration

(1)	See Note 2 to Notes to Schedules of Investments
*	Non-income producing security
+

All or a portion of this security is out on loan at January 31, 2005; the value of the securities loaned amounted to $4,066,697. The value of collateral amounted to $4,195,846 which consisted of cash equivalents.

++	Represents investments of security lending collateral.

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Statement of Net Assets

January 31, 2005 (unaudited)

Industry	Percentage of Net Assets
Automobiles	1.0%
Automotive	2.1
Banks	3.2
Beverages, Food & Tobacco	4.5
Business Machines & Office Equipment	1.1
Chemicals	1.2
Commercial Banks	4.4
Communications	1.9
Computer Software & Processing	3.9
Computers & Information	1.5
Cosmetics & Personal Care	3.0
Cosmetics & Toiletries	2.6
Discount Stores	1.6
Diversified Electrical Manufacturers	1.1
Diversified Electronics	2.4
Diversified Food	2.0
Diversified Metal Producers	2.5
Electrical Equipment	5.2
Electronic Equipment & Instruments	2.1
Exploration, Drilling Service & Equipment	2.3
Financial Services	7.4
General Diversified	1.0
Health Care Equipment & Supplies	1.1
Heavy Machinery	2.5
Industrial Chemicals & Gases Manufacturers	2.3
Insurance	4.0
Insurance Companies	3.2
Integrated International Oil Producers	1.2
Media	5.0
Miscellaneous Printing & Publishing	1.5
Oil & Gas	7.6
Other Financial Services	2.2
Parts & Components	1.5
Pharmaceuticals	2.7
Radio, TV, & Phonograph Manufacturers	1.0
Retailers	3.6
Semiconductor Equipment & Products	1.6
Software	1.6
Transportation	2.3
Wholesalers	2.0
Total Investments	104.9
Other assets less liabilities	(4.9)
Net Assets	100.0%

1

	Shares	Value (1)

Long Term Investments - 98.5%

Common Stocks - 98.5%

Australia - 2.5%
Rio Tinto Ltd. (Diversified Metal Producers) +	21,000	$698,352

Austria - 1.1%
Erste Bank der Oesterreichischen Sparkassen AG (Banks)	5,900	291,653

Canada - 3.0%
EnCana Corp. (Oil & Gas)	14,200	839,078

France - 7.7%
Air Liquide (Industrial Chemicals & Gases Manufacturers)	1,832	315,240
Dassault Systemes SA (Software)	9,300	432,393
L’Oreal SA (Cosmetics & Personal Care)	6,620	496,219
LVMH Moet Hennessy Louis Vuitton SA (Beverages, Food & Tobacco)	3,814	264,445
Schlumberger Ltd. (Exploration, Drilling Service & Equipment)	9,400	639,576
		2,147,873
Germany - 2.2%
Deutsche Bank AG (Commercial Banks)	7,300	621,482

Hong Kong - 5.3%
China Merchants Holdings International Co., Ltd. (Transportation)	320,000	629,760
Denway Motors Ltd. (Automobiles)	742,000	273,967
Li & Fung Ltd. (Wholesalers)	340,000	560,964
		1,464,691
Japan - 9.5%
Canon Inc. (Business Machines & Office Equipment)	5,900	306,656
Hirose Electronics Co., Ltd. (Electrical Equipment)	3,000	317,503
JSR Corp. (Automotive)	28,000	595,100
Keyence Corp. (Electronic Equipment & Instruments)	2,600	595,368
Mitsubishi Corp. (General Diversified)	24,300	285,501
Nomura Holdings Inc. (Financial Services)	20,700	273,899
Sony Corp. - ADR (Radio, TV, & Phonograph Manufacturers)	7,300	270,246
		2,644,273
Mexico - 2.8%
Coca-Cola Femsa SA de CV - ADR (Beverages, Food & Tobacco) +	12,900	334,497
Wal-Mart de Mexico SA de CV - ADR (Discount Stores) +	13,200	454,827
		789,324
Netherlands - 4.3%
Heineken NV (Beverages, Food & Tobacco)	10,250	351,017
Qiagen NV (Health Care Equipment & Supplies) * +	28,600	305,768
VNU NV (Media)	17,900	523,159
		1,179,944
South Africa - 2.0%
Sasol Ltd. (Oil & Gas)	26,940	543,516

1

South Korea - 3.5%
Kookmin Bank - ADR (Banks) *	6,800	$295,120
Samsung Electronics Co., Ltd. - GDR (Diversified Electronics)	2,770	664,800
		959,920
Spain - 1.2%
Bankinter SA (Commercial Banks)	6,700	345,069

Switzerland - 6.3%
Nestle SA - ADR (Diversified Food)	8,320	546,032
Novartis AG - Registered (Pharmaceuticals)	8,120	388,786
Swiss Re - Registered (Insurance)	11,700	798,606
		1,733,424
Taiwan - 1.5%
Taiwan Semiconductor Manufacturing Co. (Parts & Components)	259,393	423,167

Thailand - 1.1%
Bangkok Bank Pub Co., Ltd. (Banks)	98,300	295,792

United Kingdom - 3.7%
Pearson plc (Miscellaneous Printing & Publishing)	35,100	407,435
Standard Chartered plc (Other Financial Services)	33,700	619,224
		1,026,659
United States - 40.8%
3M Co. (Computers & Information)	5,100	430,236
Abbott Laboratories (Pharmaceuticals)	7,700	346,654
Air Products & Chemicals Inc. (Industrial Chemicals & Gases Manufacturers)	5,600	329,896
American International Group (Insurance Companies)	9,300	616,497
Analog Devices (Semiconductor Equipment & Products)	12,000	430,680

Berkshire Hathaway Inc., Class A (Insurance Companies) *	3	269,700
Caterpillar Inc. (Heavy Machinery)	7,650	681,615
Colgate-Palmolive Co. (Cosmetics & Toiletries)	13,900	730,306
Comcast Corp., Class A (Media) *	11,200	360,528
eBay Inc. (Retailers) *	3,300	268,950
Emerson Electric Co. (Electrical Equipment)	10,750	722,830
Estee Lauder Companies Inc., Class A (Cosmetics & Personal Care)	7,200	325,008

Exxon Mobil Corp. (Integrated International Oil Producers)	6,600	340,560
General Electric Co. (Electrical Equipment)	11,300	408,269
Kinder Morgan Inc. (Oil & Gas)	9,500	712,880
Medco Health Solutions Inc. (Insurance) *	7,189	306,036
Oracle Corp. (Computer Software & Processing) *	79,100	1,089,207
Praxair Inc. (Chemicals)	7,700	332,255
Qualcomm Inc. (Communications)	14,000	521,360
The Coca-Cola Company (Beverages, Food & Tobacco)	7,480	310,345
TJX Companies Inc. (Retailers)	28,900	723,656

Tyco International Ltd. (Diversified Electrical Manufacturers)	8,100	292,734
Viacom Inc., Class B (Media)	13,150	491,021
Wells Fargo & Co. (Commercial Banks)	4,200	257,460
		11,298,683

Total Common Stocks (Cost $21,623,711)		27,302,900

Total Long Term Investments (Cost $21,623,711)		27,302,900

2

	Face Amount
Short Term Investments - 6.0%
Federal Home Loan Bank, 2.174%, due 02/01/05 ++	$629,157	$629,157
Federal Home Loan Mortgage Corporation, 2.228%, due 02/01/05 ++	1,023,359	1,023,359

Total Short Term Investments (Cost $1,652,516)		1,652,516

Repurchase Agreement - 0.4%

Investors Bank & Trust Repurchase Agreement, 2% due 02/01/05 in the amount of $122,362; issued 01/31/05 (collateralized by $120,842 par of SBA #506628, 5.33%, due 12/25/28 with a market value of $128,473) (Cost $122,355)	122,355	122,355

Total Investments - 104.9% (Cost $23,398,582)		$29,077,771

Other assets less liabilities - (4.9)%		(1,364,253)

Net Assets - 100.0%		$27,713,518

Summary of Abbreviations
ADR -	American Depository Receipt
GDR -	Global Depositary Receipt
SBA -	Small Business Administration

(1)	See Note 2 to Notes to Schedules of Investments
*	Non-income producing security
+

All or a portion of this security is out on loan at January 31, 2005; the value of the securities loaned amounted to $1,574,415. The value of collateral amounted to $1,652,516 which consisted of cash equivalents.

++	Represents investments of security lending collateral.

3

Harding, Loevner Funds, Inc.

Notes to Schedules of Investments

January 31, 2005 (unaudited)

1. Organization

Harding, Loevner Funds, Inc. (the “Fund”) was organized as a Maryland corporation on July 31, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. The Fund currently has three Portfolios (individually, “Portfolio”), all of which were active as of January 31, 2005: International Equity Portfolio (“International Equity”); Global Equity Portfolio (“Global Equity”) (collectively, the “Initial Portfolios”); and Emerging Markets Portfolio (“Emerging Markets”). The investment objective of each portfolio is as follows: International Equity - to seek long-term capital appreciation through investments in equity securities of companies based outside the United States;  Global Equity - to seek long-term capital appreciation through investments in equity securities of companies based both in and outside the United States;  Emerging Markets Portfolio - to seek long-term capital appreciation through investments in equity securities of companies based in developing markets outside the United States.

International Equity  commenced operations on October 31, 1996 after acquiring the net assets of Harding, Loevner Management, L.P.’s AMT Capital Fund, Inc.  Global Equity commenced operations on December 1, 1996 following the acquisition of net assets of Harding, Loevner Management, L.P.’s  Global Equity L. P. (“GELP”), a limited partnership, in a tax-free reorganization. Emerging Markets commenced operations on November 9, 1998.  The Fund is managed by Harding, Loevner Management, L.P. (the “Investment Adviser”).

2. Summary of Significant Accounting Policies

The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States (“GAAP”) for investment companies.  The following is a summary of the Fund’s significant accounting policies:

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported  amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Valuation

The Board of Directors (the “Board”) of the Fund has adopted procedures (“Procedures”) to govern the valuation of the portfolio securities held  by each series of the Fund in accordance with the Investment Company Act of 1940, as amended (“1940 Act”). The Procedures incorporate principles set forth in relevant pronouncements of the Securities and Exchange Commission (“SEC”) and its staff, including guidance on the obligations of funds and their Directors to determine, in good faith, the fair value of the fund’s portfolio securities when market quotations are not readily available.

All investments in the Fund are valued daily at their market price, which results in unrealized gains or losses. Securities traded on an exchange are valued at their last sales price on that exchange. Securities for which no sales are reported are valued at the latest bid price obtained from a quotation reporting system or from established market makers. Repurchase agreements are valued at their amortized cost plus accrued interest. Securities for which market quotations are not readily available are fair valued by the Board or its delegate in accordance with the Procedures, although the actual calculations may be done by others. Factors considered in making this determination may include, but not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. The Fund has implemented fair value pricing on a daily basis for all foreign equity securities held by the Portfolios. The fair value pricing utilizes quantitative models developed by an independent pricing service unless Harding Loevner determines that use of another fair valuation methodology is appropriate. As of January 31, 2005, there were no securities in the Fund which required valuation by the Board or its delegate.

Security Lending

Each portfolio is authorized to lend securities from its investment portfolios to banks, brokers and other financial institutions if it receives collateral in cash, U.S. Government Securities or other liquid investments which will be maintained at all times in an amount equal to at least 102% of the current market value of the loaned securities. The loans will be terminable at any time by the Fund and the relevant Portfolio will then receive the loaned securities within five days. During the period of such a loan, the Portfolio receives the income on the loaned securities and a loan fee and may thereby increase its total return. A Portfolio continues to receive interest or dividends on the securities loaned and simultaneously earns either interest on the investment of the cash collateral or fee income if the loan is otherwise collateralized. However, a Portfolio normally pays lending fees and related expenses from the interest or dividends earned on invested collateral. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. However, loans are made only to borrowers which are approved by the Board of Directors and are deemed by Harding Loevner to be of good financial standing. A Portfolio may invest cash collateral it receives in connection with a loan of securities in securities of the U.S. Government and its agencies and other high quality short-term debt instruments. For purposes of complying with each Portfolio’s investment policies and restrictions, collateral received in connection with securities loans will not be deemed an asset of a Portfolio unless otherwise required by law.

3. Investment Transactions

The cost of investments for Federal income tax purposes and the components of net unrealized appreciation on investments at January 31, 2005, for each of the Portfolios were as follows:

Portfolio	Unrealized Appreciation	Unrealized Depreciation	Net	Cost

International Equity	$79,559,540	$2,026,081	$77,533,459	$251,406,611
Emerging Markets	27,087,489	634,441	26,453,048	151,206,119
Global Equity	5,756,180	150,091	5,606,089	23,471,682

The unrealized appreciation (depreciation) on foreign currency for International Equity, Emerging Markets and Global Equity was $(5,295), $(13,597) and $(356), respectively, for the period ended January 31, 2005.

4. Foreign Exchange Contracts

The Portfolios, on occasion, enter into forward foreign exchange contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings.  A forward foreign exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the cost of the original contracts and the closing of such contracts is included in net realized gains or losses on foreign currency-related transactions. Fluctuations in the value of forward foreign exchange contracts are recorded for book purposes as unrealized appreciation or depreciation on assets and liabilities denominated in foreign currencies by the Portfolio. The Portfolios are also exposed to credit risk associated with counter party nonperformance on these forward foreign exchange contracts which is typically limited to the unrealized gain on each open contract.

The Portfolios enter into foreign currency transactions on the spot markets in order to pay for foreign investment purchases or to convert to dollars the proceeds from foreign investment sales or coupon interest receipts. The Portfolios did not have open foreign currency transactions to buy or sell currency on the spot markets as of January 31, 2005.

5. Repurchase and Reverse Repurchase Agreements

Each Portfolio may enter into repurchase agreements under which a bank or securities firm that is a primary or reporting dealer in U.S. Government securities agrees, upon entering into a contract, to sell such securities to a Portfolio and repurchase such securities from such Portfolio at a mutually agreed upon price and date.

Each Portfolio also is permitted to enter into reverse repurchase agreements under which a primary or reporting dealer in U.S. Government securities purchases securities from a Portfolio and such Portfolio agrees to repurchase the securities at an agreed upon price and date.

Each Portfolio may engage in repurchase and reverse repurchase transactions with parties selected on the basis of such party’s creditworthiness.  Securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times.  If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day.  If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. When a Portfolio engages in reverse repurchase agreement transactions, such Portfolio will maintain, in a segregated account with its custodian, liquid securities equal in value to those subject to the agreement.

6. Concentration of Risk

Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. These risks are greater with respect to securities of issuers located in  emerging market countries in which the International Equity, Emerging Markets and Global Equity are authorized to invest.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Harding, Loevner Funds, Inc.

By	/S/ David R. Loevner
David R. Loevner, President
Date	March 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ David R. Loevner
David R. Loevner, President
Date	March 21, 2005

By	/S/ Richard Reiter
Richard Reiter, Treasurer and Chief Financial Officer
Date	March 21, 2005